8. FIXED ASSETS (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011
Machinery and equipment (2-10 years)	$ 207,978	$ 206,370		$ 221,655
Leasehold improvements (5-20 years)	603,612	603,612		600,000
Furniture and fixtures (3-10 years)	165,756	156,567		146,936
Software and websites (3- 7 years)	108,631	108,961		108,961
Less: accumulated depreciation	(636,463)	(606,509)	(606,509)	(554,884)
Property and equipment, net	449,514	469,001		522,668
PurchasedMember
Machinery and equipment (2-10 years)	120,939	119,331		134,616
Leasehold improvements (5-20 years)	603,612	603,612		600,000
Furniture and fixtures (3-10 years)	64,496	55,307		45,676
Software and websites (3- 7 years)	63,782	64,112		64,112
Less: accumulated depreciation	(422,211)	(400,516)		(374,021)
Property and equipment, net	430,618	441,846		470,383
CapitalLeaseObligationsMember
Machinery and equipment (2-10 years)	87,039	87,039
Leasehold improvements (5-20 years)	0	0
Furniture and fixtures (3-10 years)	101,260	101,260
Software and websites (3- 7 years)	44,849	44,849
Less: accumulated depreciation	(214,252)	(180,863)
Property and equipment, net	$ 18,896	$ 52,285